Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax at statutory rate	$ (7,520)	$ (4,760)
State income taxes, net of federal benefits	0	(2,076)
Change in valuation allowance	7,990	7,726
Uncertain tax positions	793	586
Gain on change in fair value of earn-out liability	(1)	(2,546)
Permanent differences and other	974	281
Transaction Costs	6	244
Capitalized R&D	0	3,381
LWAC net operating loss	(259)	(1,370)
Credits	(1,983)	(1,466)
Income tax expense (benefit)	$ 0	$ 0